Financial Debt - Term Loans - Additional Information (Detail) € in Millions, $ in Millions			12 Months Ended
	Dec. 18, 2015 USD ($)	Feb. 09, 2007	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 18, 2015 EUR (€)	Sep. 30, 2015 USD ($)
Disclosure of detailed information about borrowings [Line Items]
Gross financial debt			$ 2,955.3	$ 2,850.4	$ 2,884.8
Adjustment to amortization of debt issuing fees			22.6
Financial Debt [Member]
Disclosure of detailed information about borrowings [Line Items]
Gross financial debt			2,955.3	2,850.4
Term Loan Facility Agreement [member]
Disclosure of detailed information about borrowings [Line Items]
Gross financial debt			$ 337.4
Borrowings maturity date			2019
Borrowings interest rate			5.50%
Borrowings interest, floor rate			Libor
Term Loan Facility Agreement [member] | Option One [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings interest, floor rate			1.00
Term Loan Facility Agreement [member] | Option Two [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings interest rate			4.50%
Term Loan Facility Agreement [member] | Option Two [Member] | Bottom of Range [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings interest, floor rate			2.00
High Yield Bonds Due 2017 [Member]
Disclosure of detailed information about borrowings [Line Items]
Gross financial debt				$ 8.3
Outstanding borrowings before issuing fees							$ 135.0
Secured borrowings	$ 126.7
Borrowings maturity date		2017
High Yield Bonds Due 2021 [Member]
Disclosure of detailed information about borrowings [Line Items]
Gross financial debt			$ 604.2
Outstanding borrowings before issuing fees	650.0		$ 604.9
Secured borrowings	45.1
Borrowings maturity date			2021
High Yield Bonds Due 2022 [member]
Disclosure of detailed information about borrowings [Line Items]
Gross financial debt			$ 419.5
Outstanding borrowings before issuing fees	500.0		$ 419.6
Secured borrowings	80.4
Borrowings maturity date			2022
Fugro [member]
Disclosure of detailed information about borrowings [Line Items]
Gross financial debt			$ 3.2
Outstanding borrowings before issuing fees | €						€ 84.4
Secured borrowings	$ 90.0